Summary of Significant Accounting Policies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Directors	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2006
Summary of Significant Accounting Policies (Textual) [Abstract]
Advertising Expense	$ 8.6	$ 7.9	$ 9.1
Equity awards vested percentage after first year	25.00%
Equity awards vested percentage after second year	25.00%
Equity awards vested percentage after third year	50.00%
Potential diluted common shares outstanding	11.1	13.8	13.7
Asbestos provision net				715.6
Percentage of ownership in subsidiaries	100.00%	100.00%	100.00%
Number of directors appointed by Company	3
Directors appointed by NSW government	2
Period of Asbestos-Related Research and Education Contributions	10 years
Restricted cash and cash equivalents for expected contribution to AICF	138.7
Asset impairment charge	$ 14.3